--------------------------------------------------------------------------------

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      Charles E. Reed
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      CHAIRMAN AND PRESIDENT
                      Stephen E. Grant
                      VICE PRESIDENT
                      Philip Orlando
                      VICE PRESIDENT
                      David T. Henigson
                      VICE PRESIDENT and
                      SECRETARY/TREASURER
                      Jack M. Houston
                      ASSISTANT SECRETARY/TREASURER
                      Stephen La Rosa
                      ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF612154

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                               DECEMBER 31, 1996
                    ----------------------------------------

                                 THE VALUE LINE
                                    SPECIAL
                                   SITUATIONS
                                   FUND, INC.

                                     [LOGO]

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                       To Our Value Line Special
-------------------------------------------

To Our Shareholders

Value Line Special Situations Fund earned a total return of 7.24% in 1996, versus a total return of 22.96% for the unmanaged Standard & Poor's 500 Index and a total return of 16.49% for the unmanaged Russell 2000 Index, a measure of small-company stock performance. A number of poorly performing stocks and a large holding of cash, hurt the Fund's returns.

In the final quarter of the year, we instituted changes aimed at improving the Fund's future performance.

First, a new management team was installed.

Second, the Fund will now place top priority on strong earnings momentum and strong price momentum in its stock selection. Any holding not meeting these criteria will be quickly eliminated from the portfolio. This is the discipline that underpins the success of Value Line's other equity funds and that lies at the core of the superb 32-year track record of the renowned Value Line Timeliness Ranking System, which is one of the tools used by your Fund.

Performance Data:*

                                                Growth of
                                               an Assumed
                             Average Annual   Investment of
                              Total Return       $10,000
                             ---------------  -------------
 1 year ended 12/31/96.....         7.24%       $  10,724
 5 years ended 12/31/96....         8.80%       $  15,243
10 years ended 12/31/96....         8.57%       $  22,754

*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

Third, we have addressed the issue of risk. In the past, higher-risk science and technology stocks have dominated the portfolio, and have been concentrated among relatively few stockholdings. The Fund will now be diversified across a wide variety of industries, and will usually hold over 100 stocks. Few individual holdings will exceed 1% of total assets. Risk is unavoidable in the stock market, but we expect these guidelines to significantly reduce volatility.

At the same time, we will continue to invest in special situations. Corporate restructurings, key acquistions, management changes, spinoffs, and breakthrough product advances are among the catalysts that can produce strong stock performance. In accordance with the discipline described earlier, however, we will invest in stocks that are already responding positively to such developments. As before, a large proportion of the Fund's holdings will be relatively young companies. Such stocks receive little notice on Wall Street, but get "discovered" over time. We have also become more active in initial public offerings, although these new stock issues will remain a minor part of our holdings.

We are confident that the recent changes will make a positive impact on performance. Thank you for investing with us.

                Sincerely,

                /s/ Jean Bernhard Buttner

                Jean Bernhard Buttner
                CHAIRMAN and PRESIDENT

February 26, 1997

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Economic Observations

The signs continue to point toward a moderation in the rate of economic growth. For example, not only are the nation's factories a little less busy these days, but improvements in the auto, housing, and retail markets all appear to be leveling off. To be sure, there are still isolated instances in which selected sectors are gaining in strength. On the whole, though, the next few quarters should see a somewhat slower rate of economic expansion, with real, inflation-adjusted gross domestic product increasing on an average of 2.0%-2.5%.

Inflation, meanwhile, continues to be practically nonexistent, with prices at both the producer (or wholesale) and consumer levels either falling or going up marginally. This healthy inflation trend, moreover, is unlikely to be reversed anytime soon given the lack of serious shortages on either the labor or the raw materials fronts.

Interest rates, meanwhile, reflecting the very modest rate of economic growth and the benign nature of inflation, are unlikely to change all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he noted that the Fed has, in the past, occasionally raised rates before higher inflation actually took hold would seem to suggest that whatever changes in borrowing costs may evolve over the next few quarters will probably involve a move toward higher rather than lower rates.

Finally, we believe that these basic themes, in which moderation prevails on the economic growth, inflation, and interest-rate fronts, will remain in place over the course of the current year. In fact, barring an unsettling series of currency, political, or military shocks in the international markets, overall stability should persist into 1998.

--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE
     OF $10,000 INVESTMENT IN THE
    VALUE LINE SPECIAL SITUATIONS
        AND THE S&P 500 INDEX*
                                           Value Line Special Situations
                                                                    Fund    S&P 500
01/01/1987                                                         10000      10000
12/31/1987                                                          9091      10527
12/31/1988                                                          9379      12269
12/31/1989                                                         11436      16148
12/31/1990                                                         10927      15655
12/31/1991                                                         14927      20425
12/31/1992                                                         14412      21981
12/31/1993                                                         16284      24197
12/31/1994                                                         16452      24517
12/31/1995                                                         21217      33730
12/31/1996                                                         22754      41474

                     (Period covered is 1/1/87 to 12/31/96)

THE STANDARD & POOR'S INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

-------------------------------------------

TEN LARGEST HOLDINGS*
                                                                         Value        Percentage of
Issue                                                 Shares        (in thousands)     Net Assets
---------------------------------------------------------------------------------------------------
Genentech, Inc..................................          35,000    $        1,877             2.1%
Steris Corp.....................................          25,000             1,088             1.2
Firearms Training Systems Inc. Class "A"........          82,000               963             1.1
Coachmen Industries, Inc........................          32,200               914             1.0
Larscom Inc. Class "A"..........................          77,000               876             1.0
AlliedSignal, Inc...............................          13,000               871             1.0
Herbalife International, Inc....................          24,000               783             0.9
Catalina Marketing Corp.........................          14,000               772             0.9
BMC Software, Inc...............................          18,000               745             0.8
Safeway, Inc....................................          16,000               684             0.8


FIVE LARGEST INDUSTRY CATEGORIES*
                                                       Value         Percentage of
Industry                                          (in thousands)      Net Assets
---------------------------------------------------------------------------------------------------
Computer Software & Services....................  $        9,661              10.8%
Retail-Special Lines............................           4,161               4.6
Drug............................................           3,679               4.1
Diversified Companies...........................           3,520               3.9
Industrial Services.............................           3,480               3.9

FIVE LARGEST NET SECURITY PURCHASES*+
                                                       Cost
Issue                                             (in thousands)
---------------------------------------------------------------------------------------------------
Firearms Training Systems Inc. Class "A"........  $        1,148
Larscom Inc. Class "A"..........................             924
AlliedSignal, Inc...............................             855
Coachmen Industries, Inc........................             789
Eagle Hardware & Garden, Inc....................             720

FIVE LARGEST NET SECURITY SALES*+
                                                     Proceeds
Issue                                             (in thousands)
---------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp....................  $        1,421
Penn Treaty American Corp.......................           1,392
MedPartners Inc.................................           1,366
Elan Corporation, Plc (ADR).....................           1,289
Genetics Institute, Inc.........................           1,273

*  EXCLUSIVE OF FIXED INCOME SECURITIES
+  FOR THE SIX MONTH PERIOD ENDED 12/31/96

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Schedule of Investments                                        December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
COMMON STOCKS (83.9%)

                  ADVERTISING (0.9%)
         5,000    *HA-LO Industries, Inc......................................  $          137
         8,000    Omnicom Group, Inc..........................................             366
        25,000    *TMP Worldwide, Inc.........................................             319
                                                                                       -------
                                                                                           822

                  AEROSPACE/DEFENSE (2.6%)
        21,000    *BE Aerospace, Inc..........................................             570
         7,000    Engineered Support Systems, Inc.............................             103
        82,000    *Firearms Training Systems, Inc. Class "A"..................             963
         4,000    Northrop Grumman Corp.......................................             331
         8,000    Precision Castparts Corp....................................             397
                                                                                       -------
                                                                                         2,364

                  AIR TRANSPORT (0.6%)
        22,000    Expeditors International of Washington, Inc.................             506

                  APPAREL (2.3%)
        11,000    *Fruit of the Loom, Inc. Class "A"..........................             417
         8,000    *Jones Apparel Group, Inc...................................             299
        17,000    Liz Claiborne, Inc..........................................             657
         4,000    *Tommy Hilfiger Corp........................................             192
         7,000    V.F. Corp...................................................             472
                                                                                       -------
                                                                                         2,037

                  BUILDING MATERIALS (0.7%)
         9,000    Apogee Enterprises, Inc.....................................             358
        11,000    TJ International, Inc.......................................             256
                                                                                       -------
                                                                                           614
                  CEMENT &
                    AGGREGATES (0.3%)
         9,000    Southdown, Inc..............................................             280
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  CHEMICAL-
                    DIVERSIFIED (0.7%)
         9,000    *Cytec Industries, Inc......................................  $          366
         2,800    Potash Corp. of Saskatchewan, Inc...........................             238
                                                                                       -------
                                                                                           604

                  CHEMICAL-
                    SPECIALTY (2.7%)
         8,000    Avery Dennison Corp.........................................             283
         3,000    BetzDearborn, Inc...........................................             175
         9,000    Ecolab, Inc.................................................             339
         6,000    Fuller (H.B.) Co............................................             282
         7,000    Rohm & Haas Co..............................................             571
        11,000    *SpecTran Corp..............................................             239
         8,000    Tredegar Industries, Inc....................................             321
         4,000    Valspar Corp................................................             227
                                                                                       -------
                                                                                         2,437

                  COAL/ALTERNATE
                    ENERGY (0.7%)
        14,000    *AES Corp...................................................             651

                  COMPUTER &
                    PERIPHERALS (2.8%)
        18,000    *Advanced Logic Research, Inc...............................             223
        18,000    *American Power Conversion Corp.............................             490
         9,000    *Brooktrout Technology, Inc.................................             252
         5,000    *Documentum, Inc............................................             169
        10,000    *MicroTouch Systems, Inc....................................             240
         8,000    *QLogic Corp................................................             206
        19,000    *Southern Electronics Corp..................................             237
         5,000    *3Com Corp..................................................             367
        16,000    *Tracor, Inc................................................             340
                                                                                       -------
                                                                                         2,524

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Schedule of Investments
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE &
                    SERVICES (10.8%)
        22,000    *Acxiom Corp................................................  $          528
         8,000    *American Business Information, Inc.........................             178
         6,000    *BA Merchants Services Inc. Class "A".......................             107
         5,000    Baan Company NVF............................................             174
        18,000    *BMC Software, Inc..........................................             745
        19,000    *BTG, Inc...................................................             503
         8,000    Computer Data Systems, Inc..................................             242
        12,000    *Computer Management Sciences, Inc..........................             279
         4,000    Computer Task Group, Inc....................................             172
        10,000    *Compuware Corp.............................................             501
        10,000    *Comverse Technology, Inc...................................             378
        30,000    *Credit Management Solutions, Inc...........................             435
        12,500    *DataWorks Corp.............................................             316
         4,000    *Electronics For Imaging, Inc...............................             329
        13,000    *Interlink Computer Sciences, Inc...........................             218
        77,000    *Larscom, Inc. Class "A"....................................             876
        11,000    National Data Corp..........................................             479
         6,000    *National Instruments Corp..................................             192
         5,000    *Netscape Communications Corp...............................             284
         5,000    Paychex, Inc................................................             257
         8,000    *Peoplesoft, Inc............................................             384
        10,000    *Pomeroy Computer Resources, Inc............................             368
        27,000    *Ross Systems, Inc..........................................             260
         8,000    *SPSS, Inc..................................................             223
        10,000    Scopus Technology, Inc......................................             465
         5,000    *Visio Corp.................................................             247
        11,000    *Wind River Systems, Inc....................................             521
                                                                                       -------
                                                                                         9,661
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  DIVERSIFIED
                    COMPANIES (3.9%)
        13,000    AlliedSignal, Inc...........................................  $          871
        10,000    Danaher Corp................................................             466
         8,000    Raychem Corp................................................             641
        12,000    Tyco International, Ltd.....................................             635
        10,000    United Technologies Corp....................................             660
         6,000    Valmont Industries, Inc.....................................             247
                                                                                       -------
                                                                                         3,520

                  DRUG (4.1%)
        17,000    *Bio-Technology General Corp................................             223
         9,000    *CYTYC Corp.................................................             243
         6,000    *Dura Pharmaceuticals, Inc..................................             287
        35,000    *Genentech, Inc.............................................           1,877
         4,000    Merck & Co., Inc............................................             317
        18,000    *NBTY, Inc..................................................             342
        15,000    *Synthetech, Inc............................................             189
         4,000    Teva Pharmaceutical Industries, Ltd. (ADR)..................             201
                                                                                       -------
                                                                                         3,679

                  DRUGSTORE (0.2%)
         5,891    *Eckerd Corp................................................             189

                  ELECTRICAL
                    EQUIPMENT (1.0%)
        17,000    *Acres Gaming, Inc..........................................             187
        17,000    *Jabil Circuit, Inc.........................................             680
                                                                                       -------
                                                                                           867

                  ELECTRONICS (3.1%)
         8,000    *ACT Manufacturing, Inc.....................................             211
        10,000    CMC Industries, Inc.........................................              96
        12,000    *Dynatech Corp..............................................             531
         7,000    *Imation Corp...............................................             197
         5,000    *LeCroy Corporation.........................................             188
        12,000    *Lexmark International Group, Inc. Class "A"................             332
         4,000    *Micrel, Inc................................................             126
        18,000    *Quickturn Design Systems, Inc..............................             369
         5,000    *Sanmina Corp...............................................             282
        14,000    *Ultrak, Inc................................................             427
                                                                                       -------
                                                                                         2,759

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  ENVIRONMENTAL (1.4%)
        26,000    *Philip Environmental, Inc..................................  $          377
         5,000    *Tetra Technologies, Inc....................................             126
        13,000    *USA Waste Services, Inc....................................             414
        10,000    *U.S. Filter Corp...........................................             318
                                                                                       -------
                                                                                         1,235

                  FINANCIAL SERVICES (1.2%)
        17,000    *Americredit Corp...........................................             349
        18,000    *Consumer Portfolio Services, Inc...........................             202
        20,000    *Imperial Credit Industries, Inc............................             420
         6,000    *RAC Financial Group, Inc...................................             127
                                                                                       -------
                                                                                         1,098

                  FOOD PROCESSING (1.4%)
         5,000    General Mills, Inc..........................................             317
        10,000    Interstate Bakeries Corp....................................             491
        23,000    *Morningstar Group, Inc. (The)..............................             451
                                                                                       -------
                                                                                         1,259

                  FOOD WHOLESALERS (0.4%)
        10,000    Riser Foods, Inc............................................             317
                  FURNITURE/
                    HOME FURNISHINGS (1.2%)
        11,000    American Woodmark Corp......................................             155
        15,000    Ethan Allen Interiors, Inc..................................             578
         6,000    Miller (Herman), Inc........................................             340
                                                                                       -------
                                                                                         1,073

                  GROCERY (2.1%)
         5,000    American Stores Co..........................................             204
        60,000    Food Lion Inc. Class "A"....................................             587
        13,000    *Quality Food Centers, Inc..................................             439
        16,000    *Safeway, Inc...............................................             684
                                                                                       -------
                                                                                         1,914

                  HOME APPLIANCE (0.2%)
        12,000    *Detection Systems, Inc.....................................             214
                  HOMEBUILDING (0.3%)
        18,000    *Host Marriott Corp.........................................             288
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  HOTEL/GAMING (0.9%)
        10,000    Hilton Hotels Corp..........................................  $          261
        28,000    International Game Technology...............................             511
                                                                                       -------
                                                                                           772

                  HOUSEHOLD
                    PRODUCTS (0.3%)
         3,000    Ralston Purina Group........................................             220

                  INDUSTRIAL SERVICES (3.9%)
        14,000    *Catalina Marketing Corp....................................             772
        16,000    *Employee Solutions, Inc....................................             328
        15,000    Equifax, Inc................................................             459
        16,000    *Fairchild Corp. Class "A"..................................             236
         4,000    G & K Services, Inc. Class "A"..............................             151
        29,500    *O'Sullivan Industries Holdings, Inc........................             413
         9,000    Personnel Group of America, Inc.............................             217
         5,000    *Robert Half International, Inc.............................             172
         8,000    *Service Experts, Inc.......................................             208
         8,000    *U.S. Industries, Inc.......................................             275
        10,000    *Warrantech Corp............................................             115
         6,000    World Fuel Services Corp....................................             134
                                                                                       -------
                                                                                         3,480

                  INSURANCE-
                    DIVERSIFIED (0.6%)
        10,000    American Bankers Insurance Group, Inc.......................             511

                  INSURANCE-LIFE (0.8%)
         6,000    Conseco, Inc................................................             383
        11,000    *Penn Treaty American Corp..................................             286
                                                                                       -------
                                                                                           669

                  INSURANCE-PROPERTY/
                    CASUALTY (1.0%)
        11,000    Allstate Corp. (The)........................................             637
         4,000    Progressive Corp............................................             269
                                                                                       -------
                                                                                           906

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Schedule of Investments
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  MACHINERY (2.4%)
        16,000    DT Industries, Inc..........................................  $          560
         4,000    Dover Corp..................................................             201
         9,000    *Dreco Energy Services, Ltd. Class "A"......................             330
        10,000    *Farr Co....................................................             166
         7,000    *Gardner Denver Machinery Inc...............................             240
         7,000    Lindsay Manufacturing Co....................................             327
         8,000    *Zoltek Companies, Inc......................................             291
                                                                                       -------
                                                                                         2,115

                  MACHINERY-CONSTRUCTION
                    & MINING (0.2%)
         5,000    Manitowoc Co., Inc..........................................             202

                  MANUFACTURED
                    HOUSING/RECREATIONAL
                    VEHICLES (1.0%)
        32,200    Coachmen Industries, Inc....................................             914

                  MEDICAL SERVICES (0.2%)
        12,000    Health Images, Inc..........................................             200

                  MEDICAL SUPPLIES (2.1%)
         9,000    Cardinal Health, Inc........................................             524
        12,000    *INBRAND Corp...............................................             252
        25,000    *Steris Corp................................................           1,088
                                                                                       -------
                                                                                         1,864

                  METAL FABRICATING (0.4%)
        16,000    *Shaw Group, Inc. (The).....................................             374

                  OILFIELD SERVICES/
                    EQUIPMENT (1.6%)
        10,000    Camco International, Inc....................................             461
        15,000    *Marine Drilling Co., Inc...................................             295
        13,000    *Offshore Logistics, Inc....................................             252
        15,000    *Titan Exploration, Inc.....................................             180
        16,000    *Tubos De Acero De Mexico, S.A. (ADR).......................             254
                                                                                       -------
                                                                                         1,442
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  PAPER & FOREST
                    PRODUCTS (0.6%)
         8,000    Caraustar Industries, Inc...................................  $          266
         4,000    *Fibreboard Corp............................................             135
         4,000    Mosinee Paper Corp..........................................             142
                                                                                       -------
                                                                                           543

                  PETROLEUM-
                    PRODUCING (0.9%)
        10,000    *Chesapeake Energy Corp.....................................             556
         5,000    Noble Affiliates, Inc.......................................             239
                                                                                       -------
                                                                                           795

                  PRECISION
                    INSTRUMENTS (1.3%)
        16,000    Innovex, Inc................................................             432
         6,000    *Molecular Dynamics, Inc....................................              65
        10,000    *Perceptron, Inc............................................             342
        12,000    *II-VI, Inc.................................................             315
                                                                                       -------
                                                                                         1,154

                  PUBLISHING (0.6%)
         5,000    *Applied Graphics Technologies, Inc.........................             146
         3,000    *Consolidated Graphics, Inc.................................             168
        16,000    *Mail-Well, Inc.............................................             262
                                                                                       -------
                                                                                           576

                  RECREATION (1.0%)
        10,000    *Fountain Powerboat Industries, Inc.........................             182
        25,000    *Handleman Co...............................................             213
        10,000    Harley-Davidson, Inc........................................             470
                                                                                       -------
                                                                                           865

                  RESTAURANT (0.6%)
        16,000    CKE Restaurants, Inc........................................             576

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  RETAIL-
                    SPECIAL LINES (4.6%)
        13,000    Claire's Stores, Inc........................................  $          169
         8,000    *Cole National Corp. Class "A"..............................             210
        14,000    *Goody's Family Clothing, Inc...............................             250
        24,000    Herbalife International, Inc................................             783
         9,000    *InaCom Corp................................................             360
        12,000    *Lands' End, Inc............................................             318
        26,000    *Microage, Inc..............................................             520
        11,000    Ross Stores, Inc............................................             550
        13,000    TJX Companies, Inc..........................................             616
        18,000    Tuesday Morning Corp........................................             385
                                                                                       -------
                                                                                         4,161

                  RETAIL BUILDING
                    SUPPLY (1.3%)
        28,000    *Eagle Hardware & Garden, Inc...............................             581
        13,000    Hughes Supply, Inc..........................................             561
                                                                                       -------
                                                                                         1,142

                  RETAIL STORE (2.4%)
         8,000    Dayton-Hudson Corp..........................................             314
         6,000    *Dress Barn, Inc............................................              90
        14,000    *Meyer (Fred), Inc..........................................             497
        14,000    *Pacific Sunwear of California, Inc.........................             360
        14,500    *Paul Harris Stores, Inc....................................             257
        10,000    *Proffitt's, Inc............................................             369
        14,000    *Stein Mart, Inc............................................             284
                                                                                       -------
                                                                                         2,171
                  SEMICONDUCTOR (0.7%)
         4,000    *ASM Lithography Holding NV.................................             199
         6,000    *ESS Technology, Inc........................................             169
        10,000    *GenRad, Inc................................................             233
                                                                                       -------
                                                                                           601

                  SHOE (1.2%)
        20,000    *Genesco, Inc...............................................             185
        10,000    NIKE, Inc. Class "B"........................................             597
        11,000    Wolverine World Wide, Inc...................................             319
                                                                                       -------
                                                                                         1,101
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  TELECOMMUNICATIONS
                    EQUIPMENT (3.9%)
        11,000    *AFC Cable Systems, Inc.....................................  $          263
        18,000    *Able Telcom Holding Corp...................................             135
         7,000    *Black Box Corp.............................................             289
         9,000    *Brightpoint, Inc...........................................             268
         9,000    *Digital Microwave Corp.....................................             251
         6,000    *Leasing Solutions, Inc.....................................             154
        14,000    *Natural MicroSystems Corp..................................             441
         5,000    Nokia Corp. (ADR)...........................................             288
        18,000    *Olicom A/S.................................................             339
        10,000    *Periphonics Corp...........................................             292
         5,000    Tadiran Telecommunications Ltd..............................             112
        13,000    *Tellabs, Inc...............................................             489
         5,000    *Wandel & Goltermann Technologies, Inc......................             146
                                                                                       -------
                                                                                         3,467

                  TELECOMMUNICATION
                    SERVICES (1.7%)
         5,000    *Ascend Communications, Inc.................................             311
        10,000    Cincinnati Bell, Inc........................................             616
        14,000    *Teledata Communications, Ltd...............................             322
        10,000    *Tollgrade Communications, Inc..............................             310
                                                                                       -------
                                                                                         1,559

                  TEXTILE (1.0%)
        29,000    *Linens N Things, Inc.......................................             569
        10,000    *Westpoint Stevens, Inc. Class "A"..........................             299
                                                                                       -------
                                                                                           868

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Schedule of Investments                                        December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  TOILETRIES/
                    COSMETICS (0.3%)
        10,000    *Paragon Trade Brands, Inc..................................  $          300

                  TOYS (0.2%)
        15,000    *Galoob Toys, Inc...........................................             210

                  TRUCKING/TRANSPORTATION
                    LEASING (0.1%)
         3,000    *Heartland Express, Inc.....................................              73

                  OTHER (0.5%)
        15,000    Equity Marketing, Inc.......................................             278
        15,000    Tripos, Inc.................................................             176
                                                                                       -------
                                                                                           454
                                                                                       -------

                  TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (83.9%)
                    (COST $67,182,000)........................................          75,197
                                                                                       -------

                                                                                     Value
   Principal                                                                     (in thousands
    Amount                                                                        except per
(in thousands)                                                                   share amount)
-----------------------------------------------------------------------------------------------
                  REPURCHASE
                    AGREEMENT (16.5%)
                    (INCLUDING ACCRUED INTEREST)
$       14,800    Collateralized by $12,325,000 U.S. Treasury Notes 6%, due
                    9/30/98 and $2,510,000 U.S. Treasury Notes 6 3/4%, due
                    6/30/99, with an aggregate value of $15,122,000 (with
                    First Chicago Capital Markets, Inc., 6%, dated 12/31/96,
                    due 1/2/97, delivery value of $14,805,000)................  $       14,802

EXCESS OF LIABILITIES OVER CASH AND RECEIVABLES (-0.4%).......................
                                                                                        (405   )
                                                                                     -------

NET ASSETS (100%).............................................................  $     89,594
                                                                                     -------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE
($89,594,000  DIVIDED BY 6,714,634 SHARES OUTSTANDING)........................
                                                                                $      13.34
                                                                                     -------

*  NON-INCOME PRODUCING
   ADR -- AMERICAN DEPOSITARY RECEIPTS

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Statement of Assets and Liabilities
                                      Statement of Operations
at December 31, 1996
                                      for the year ended December 31, 1996
------------------------------------------------------------------------

                                                                            Dollars
                                                                         (in thousands
                                                                          except per
                                                                         share amount)
                                                                            -------
Assets:
Investment securities, at value
  (Cost--$67,182).....................................................  $        75,197
Repurchase agreement (Cost--$14,802)..................................           14,802
Cash..................................................................               28
Receivable for securities sold........................................            2,023
Receivable for capital shares sold....................................               80
Dividends receivable..................................................               12
                                                                                -------

    Total Assets......................................................           92,142
                                                                                -------

Liabilities:
Payable for securities purchased......................................            2,373
Payable for capital shares repurchased................................               31
Accrued expenses:
  Advisory fee........................................................               57
  Other...............................................................               87
                                                                                -------
    Total Liabilities.................................................            2,548
                                                                                -------
Net Assets............................................................  $        89,594
                                                                                -------

Net Assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding
  6,714,634 shares)...................................................  $         6,715
Additional paid-in capital............................................           70,988
Undistributed investment income--net..................................                3
Undistributed net realized gain on investments........................            3,873
Unrealized net appreciation of investments............................            8,015
                                                                                -------
Net Assets............................................................  $        89,594
                                                                                -------

Net Asset Value, Offering and Redemption Price per Outstanding Share
  ($89,594,000  DIVIDED BY 6,714,634 shares outstanding)..............  $         13.34
                                                                                -------

                                                                            Dollars
                                                                        (in thousands)
                                                                        ---------------
Investment Income:
Interest..............................................................  $         2,368
Dividends (Net of foreign withholding taxes of $1)....................               62
                                                                        ---------------
    Total Income......................................................            2,430
                                                                        ---------------
Expenses:
Advisory fee..........................................................              723
Transfer agent........................................................              100
Printing and stationery...............................................               50
Auditing and legal fees...............................................               45
Custodian fees........................................................               30
Telephone and wire charges............................................               28
Postage...............................................................               25
Registration fees.....................................................               23
Directors' fees and expenses..........................................               13
Insurance, dues and other.............................................                6
                                                                        ---------------
    Total Expenses Before Custody Credits.............................            1,043
    Less: Custody Credits.............................................               (4)
                                                                        ---------------
    Net Expenses......................................................            1,039
                                                                        ---------------
Investment Income--Net................................................            1,391
                                                                        ---------------
Realized and Unrealized Gain (Loss) on Investments--Net:
  Realized Gain--Net..................................................           20,138
  Change in Unrealized Appreciation...................................          (14,834)
                                                                        ---------------
Net Realized Gain and Change in Unrealized Appreciation on
  Investments.........................................................            5,304
                                                                        ---------------
Net Increase in Net Assets from Operations............................  $         6,695
                                                                        ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Statement of Changes in Net Assets
for the years ended December 31, 1996 and 1995
------------------------------------------------------------------------

                                                                                        1996       1995
                                                                                      --------------------
                                                                                          (Dollars in
                                                                                           thousands)
Operations:
  Investment income--net............................................................  $   1,391  $     309
  Realized gain on investments--net.................................................     20,138     25,437
  Change in unrealized appreciation.................................................    (14,834)    (1,797)
                                                                                      --------------------
  Net increase in net assets from operations........................................      6,695     23,949
                                                                                      --------------------

Distributions to Shareholders:
  Investment income--net............................................................     (1,389)      (308)
  Realized gain from investment transactions--net...................................    (19,846)   (21,803)
                                                                                      --------------------
  Total distributions...............................................................    (21,235)   (22,111)
                                                                                      --------------------

Capital Share Transactions:
  Proceeds from sale of shares......................................................     17,465     20,359
  Proceeds from reinvestment of distributions to shareholders.......................     18,857     19,378
  Cost of shares repurchased........................................................    (30,596)   (33,347)
                                                                                      --------------------
  Increase from capital share transactions..........................................      5,726      6,390
                                                                                      --------------------

Total (Decrease) Increase...........................................................     (8,814)     8,228

Net Assets:
  Beginning of year.................................................................     98,408     90,180
                                                                                      --------------------
  End of year.......................................................................  $  89,594  $  98,408
                                                                                      --------------------

Undistributed Investment Income--net, at end of year................................  $       3  $       1
                                                                                      --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Notes to Financial Statements
-------------------------------------------

1.Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates of certain reported amounts in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market system are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the- counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Notes to Financial Statements
-------------------------------------------

2.Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      1996       1995
                                                    --------------------
Shares sold.......................................      1,039      1,081
Shares issued to shareholders in reinvestment of
  dividends and distributions.....................      1,436      1,202
                                                    --------------------
                                                        2,475      2,283
Shares repurchased................................      1,820      1,805
                                                    --------------------
Net increase......................................        655        478
                                                    --------------------
Dividends per share from net investment income....  $   .2625  $   .0633
                                                    --------------------
Distributions per share from net realized gains...  $  3.7500  $  4.4900
                                                    --------------------

3.Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                         1996
                                                    ---------------

                                                    (IN THOUSANDS)
Purchases:
Investment Securities.............................     $  95,475
                                                    ---------------
Sales:
Investment Securities.............................  $     78,141
                                                    ---------------

At December 31, 1996, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $82,008,000. The aggregate appreciation and depreciation of investments at December 31, 1996, based on a comparison of investment values and their costs for federal income tax purposes, was $10,282,000 and $2,291,000 respectively, resulting in a net appreciation of $7,991,000.

4.Investment Advisory Contract, Management Fees, and
  Transactions With Affiliates

An advisory fee of $723,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 1996. This was computed at an annual rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

A fee of $2,880 for printing services was paid to the Adviser for the year ended December 31, 1996.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1996, the Fund paid brokerage commissions totalling $55,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 254,000 shares of the Fund's capital stock, representing 3.8% of the outstanding shares at December 31, 1996.

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

Financial Highlights
-------------------------------------------
Selected data for a share of capital stock outstanding throughout each year:

                                                                             Years Ended December 31,
                                                      ----------------------------------------------------------------------
                                                         1996           1995           1994           1993           1992
                                                      ----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR................    $   16.24      $   16.15      $   16.95      $   15.69      $   16.41
                                                      ----------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
      Net investment income (loss)................          .26            .06           (.07)          (.13)         ( .05)
      Net gains or losses on securities
        (both realized and unrealized)............          .85           4.58            .23           2.14           (.52)
                                                      ----------------------------------------------------------------------
      Total from investment operations............         1.11           4.64            .16           2.01           (.57)
                                                      ----------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income...................................         (.26)          (.06)            --             --          #
      Distributions from capital gains............        (3.75)         (4.49)          (.96)          (.75)          (.15)
                                                      ----------------------------------------------------------------------
      Total distributions.........................        (4.01)         (4.55)          (.96)          (.75)         ( .15)
                                                      ----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......................    $   13.34      $   16.24      $   16.15      $   16.95      $   15.69
                                                      ----------------------------------------------------------------------
TOTAL RETURN......................................        +7.24%        +28.96%         +1.03%        +12.99%         -3.45%
                                                      ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)............    $  89,594      $  98,408      $  90,180      $  91,388      $ 101,094
Ratio of expenses to average net assets...........         1.08%(1)       1.06%          1.10%          1.06%          1.09%
Ratio of net investment income (loss) to average
  net assets......................................         1.44%          0.32%         (0.46)%         (.79)%         (.33)%
Portfolio turnover rate...........................          146%            10%            37%            39%            43%
Average commissions paid per share of common stock
  investment puchased/sold........................    $    .049(2)

#  DIVIDEND PAID WAS LESS THAN ONE CENT PER SHARE

(1)BEFORE OFFSET FOR CUSTODY CREDITS.

(2)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER 9/1/95.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                               Report of Independent Accountants
-------------------------------------------

To the Shareholders and Board of Directors of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

February 18, 1997

--------------------------------------------------------------------------------

16